Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Insurance and other claims		$ 6,358	$ 1,606
Advances to suppliers and other assets		3,556	5,628
Prepaid insurances		3,873	1,732
Other	[1]	19,836	22,983
Total		$ 33,623	$ 31,949

[1]	Includes mainly current portion of the straight-line basis of revenue recognition.